Share Capital (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 19, 2024 shares	Sep. 18, 2024 shares	Sep. 15, 2023 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2023
Share Capital [Line Items]
Issued and outstanding common shares				10.00%
RSU granted				3.00%
Share-based compensation (in Dollars) | $				$ 3,692	$ 4,146
Weighted average exercise price (in Dollars per share)				$ 6.54	$ 6.52
Stock Option | shares						277,500
Exercise price (in Dollars per share)						$ 5.06
Share option					1,327,001	2,279,980	1,431,668
Exercise price, per share (in Dollars per share)						$ 4.03
Description of options vested				the year ended March 31, 2025, a total of 1,044,750 RSUs (year ended March 31, 2024 - 1,056,000 RSUs) were granted to directors, officers, and employees of the Company at grant date closing prices of CAD$4.41 (March 31, 2024 - CAD$5.28) per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.
Cash dividends declared (in Dollars) | $				$ 4,948	$ 4,428
Cash dividends declared (in Dollars per share)				$ 0.025	$ 0.025
Repurchase common shares | shares		191,770	8,487,191	300,000	388,324
Common shares | shares	8,670,700
Common shares cost (in Dollars) | $				$ 1,000	$ 1,000
Anti-dilutive options included diluted EPS | shares				121,493	1,327,001
Directors, Officers, and Employees [Member] | Restricted Share Units One [Member]
Share Capital [Line Items]
Option granted				1,165,500
Directors, Officers, and Employees [Member] | RSUs [Member]
Share Capital [Line Items]
Option granted				209,708
Directors, Officers, and Employees [Member] | Bottom of Range [Member] | RSUs [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)						$ 5.28
Stock Options [Member]
Share Capital [Line Items]
Share option						7,666